UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL INCOME FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 53.1%
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.0%
		Visteon Corp., Senior Notes:
3,000		8.250% due 8/1/10	$2,505
7,000		12.250% due 12/31/16 (a)	4,235

		Total Auto Components	6,740

Distributors - 0.2%
40,000	EUR	Central European Distribution Corp., 8.000% due 7/25/12 (a)	51,494

Diversified Consumer Services - 0.4%
40,000	GBP	Dignity Finance PLC, 8.151% due 12/31/30	68,596
15,000		Service Corp. International, Senior Notes, 7.500% due 4/1/27	11,550

		Total Diversified Consumer Services	80,146

Hotels, Restaurants & Leisure - 0.7%
		Boyd Gaming Corp., Senior Subordinated Notes:
10,000		6.750% due 4/15/14	7,225
130,000		7.125% due 2/1/16	90,675
7,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	4,165
10,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	6,850
		MGM MIRAGE Inc.:
10,000		Notes, 6.750% due 9/1/12	7,875
		Senior Notes:
20,000		8.500% due 9/15/10	18,500
5,000		6.625% due 7/15/15	3,500
15,000		7.625% due 1/15/17	10,875
		Station Casinos Inc.:
15,000		Senior Notes, 7.750% due 8/15/16	8,213
5,000		Senior Subordinated Notes, 6.875% due 3/1/16	1,425

		Total Hotels, Restaurants & Leisure	159,303

Media - 3.0%
10,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,650
155,000		Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11	157,300
		Comcast Corp., Notes:
95,000		6.500% due 1/15/15	91,395
60,000		6.500% due 1/15/17	56,479
40,000		5.875% due 2/15/18	35,727
195,000		COX Communications Inc., Notes, 7.125% due 10/1/12	198,850
1,000		CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	965
15,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
		8.375% due 3/15/13	14,888
10,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	8,075
20,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	5,550
10,000		Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	9,821
		Time Warner Inc., Senior Notes:
5,000		6.875% due 5/1/12	4,961
100,000		7.625% due 4/15/31	87,051

		Total Media	677,712

Multiline Retail - 0.0%
10,000		J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37	8,389

Textiles, Apparel & Luxury Goods - 0.0%
10,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	9,088

		TOTAL CONSUMER DISCRETIONARY	992,872

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
50,000		Wal-Mart Stores Inc., 5.250% due 9/1/35	$40,095

Tobacco - 0.6%
100,000	EUR	BAT International Finance PLC, 5.375% due 6/29/17	126,721
15,000		Reynolds American Inc., 6.750% due 6/15/17	14,039

		Total Tobacco	140,760

		TOTAL CONSUMER STAPLES	180,855

ENERGY - 7.0%
Energy Equipment & Services - 0.4%
15,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	14,325
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	19,200
49,000		Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	45,842

		Total Energy Equipment & Services	79,367

Oil, Gas & Consumable Fuels - 6.6%
100,000		Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	91,936
		Chesapeake Energy Corp., Senior Notes:
5,000		6.375% due 6/15/15	4,487
10,000		7.250% due 12/15/18	9,250
		Compagnie Generale de Geophysique SA, Senior Notes:
20,000		7.500% due 5/15/15	19,200
5,000		7.750% due 5/15/17	4,775
150,000		ConocoPhillips, 4.750% due 10/15/12	147,650
260,000		Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	271,378
		El Paso Corp., Medium-Term Notes:
17,000		7.800% due 8/1/31	14,408
100,000		7.750% due 1/15/32	84,195
62,000		El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	59,703
		Gazprom, Loan Participation Notes:
90,000		6.212% due 11/22/16 (a)	71,393
100,000		Senior Notes, 6.510% due 3/7/22 (a)	72,250
135,000		Kerr-McGee Corp., Notes, 7.875% due 9/15/31	127,114
		OPTI Canada Inc., Senior Secured Notes:
10,000		7.875% due 12/15/14	8,900
10,000		8.250% due 12/15/14	9,000
18,000		Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	17,460
5,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)(c)	525
22,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	22,330
		Williams Cos. Inc., Notes:
270,000		7.125% due 9/1/11	266,122
50,000		8.750% due 3/15/32	51,397
145,000		XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	151,972

		Total Oil, Gas & Consumable Fuels	1,505,445

		TOTAL ENERGY	1,584,812

FINANCIALS - 27.9%
Capital Markets - 1.9%
43,000	EUR	AIB UK 1 LP, 4.781% due 12/17/14 (d)(e)	34,690
20,000	GBP	Bear Stearns Cos. Inc., 5.125% due 1/20/10	34,741
64,000	EUR	Goldman Sachs Group Inc., Medium-Term Notes, 6.375% due 5/2/18	70,947
200,000		Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (a)(c)(f)(g)	187,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Capital Markets - 1.9% (continued)
90,000		Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(d)(e)	$45
		Lehman Brothers Holdings Inc.:
50,000	EUR	4.625% due 3/14/19 (b)(d)	440
130,000		Senior Notes, 5.250% due 2/6/12 (b)	16,900
120,000		Merrill Lynch & Co. Inc., Subordinated Notes, 5.700% due 5/2/17	98,379

		Total Capital Markets	443,342

Commercial Banks - 11.4%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, 4.875% due 5/31/16	118,009
50,000	EUR	Banco Bradesco SA, 8.000% due 4/15/14	71,930
100,000	EUR	Banco Popolare Scarl, 6.156% due 6/21/17 (d)(e)	93,505
50,000	GBP	Co-Operative Bank PLC, 5.875% due 4/2/19 (d)	78,684
150,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (d)(e)	128,462
300,000	EUR	Deutsche Postbank IV, 5.983% due 6/29/17 (d)(e)	258,249
200,000	EUR	ESFG International Ltd., 5.753% due 6/6/17 (d)(e)	167,270
100,000	EUR	Fortis Bank SA/NV, 4.625% due 10/27/14 (a)(d)(e)	70,270
130,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(d)(g)	68,856
180,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	108,900
93,000	EUR	HT1 Funding GmbH, 6.352% due 6/30/17 (d)(e)	78,101
50,000	EUR	Hypo Real Estate International Trust I, 5.864% due 6/14/17 (d)(e)	18,601
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(d)	69,125
		Intesa Sanpaolo SpA:
100,000	EUR	6.625% due 5/8/18	130,202
100,000	EUR	Medium-Term Notes, 5.750% due 5/28/18 (d)	135,891
151,000	EUR	Lloyds TSB Bank PLC, 4.385% due 5/12/17 (d)(e)	137,511
90,000		Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(d)(e)	66,895
100,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-
		Term Notes, 7.640% due 9/29/17 (d)(e)	74,611
50,000	GBP	Royal Bank of Scotland PLC, 6.200% due 3/22/22 (d)(e)	62,757
100,000	EUR	SNS Reaal Groep NV, 6.258% due 7/17/17 (d)(e)	91,128
250,000	EUR	Standard Chartered Bank, 5.875% due 9/26/17 (a)	310,364
180,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	101,250
90,000		Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (d)(e)	37,817
125,000		Woori Bank, 6.125% due 5/3/16 (a)(d)	115,613

		Total Commercial Banks	2,594,001

Consumer Finance - 3.1%
100,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (d)	85,603
		Ford Motor Credit Co.:
50,000		Bonds, 7.375% due 2/1/11	33,240
420,000		Notes, 7.375% due 10/28/09	337,743
321,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	121,253
		SLM Corp., Medium-Term Notes:
60,000		5.000% due 10/1/13	37,237
95,000		5.375% due 5/15/14	58,964
30,000		5.050% due 11/14/14	18,321
10,000		5.625% due 8/1/33	5,011

		Total Consumer Finance	697,372

Diversified Financial Services - 5.9%
36,000	EUR	ABN AMRO Bank NV, 4.310% due 3/10/16 (d)(e)	28,912
80,000	GBP	Annington Finance No. 4, 8.070% due 1/10/23	125,758
50,000	EUR	Bayerische Landesbank, Medium-Term Notes, 5.750% due 10/23/17	61,994

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 5.9% (continued)
		Citigroup Inc.:
240,000		4.125% due 2/22/10	$221,560
70,000		Subordinated Notes, 5.000% due 9/15/14	53,735
157,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (d)(e)	99,707
60,000		General Electric Capital Corp., 5.400% due 2/15/17	52,814
		HSBC Finance Corp.:
80,000		7.000% due 5/15/12	77,805
50,000		Senior Notes, 8.000% due 7/15/10	51,044
		ING Groep NV:
2,000	EUR	4.176% due 6/8/15 (d)(e)	1,825
8,000		5.775% due 12/8/15 (d)(e)	6,401
50,000	EUR	Investor AB, Senior Notes, 4.000% due 3/14/16	61,901
50,000	GBP	Irish Nationwide Building Society, 5.875% due 12/15/08	87,849
165,000	EUR	MUFG Capital Finance 2 Ltd., 4.850% due 7/25/16 (d)(e)	152,739
85,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (d)(e)	79,131
200,000	EUR	RZB Finance Jersey IV Ltd., 5.169% due 5/16/16 (d)(e)	178,964

		Total Diversified Financial Services	1,342,139

Insurance - 4.9%
130,000		American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	20,842
50,000	EUR	AXA, 6.211% due 10/5/17 (d)(e)	47,248
45,000	GBP	Bupa Finance PLC, 6.125% due 9/16/20 (d)(e)	60,363
		ELM BV:
300,000	EUR	5.252% due 5/25/16 (d)(e)	261,056
100,000	EUR	5.849% due 4/12/17 (d)(e)	89,714
		Generali Finance BV:
100,000	EUR	5.317% due 6/16/16 (d)(e)	102,261
100,000	EUR	5.479% due 2/8/17 (d)(e)	99,952
50,000	EUR	Groupama SA, 6.298% due 10/22/17 (d)(e)	46,658
150,000	EUR	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), 5.767% due 6/12/17 (d)(e)	147,561
53,000	GBP	Royal & Sun Alliance Insurance Group PLC, 8.500% due 12/8/14 (d)(e)	91,426
60,000	EUR	SL PLC, 5.314% due 1/6/15 (d)(e)	63,210
80,000		Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (d)	61,624
20,000		XL Capital Ltd., 5.250% due 9/15/14	17,321

		Total Insurance	1,109,236

Real Estate Investment Trusts (REITs) - 0.2%
6,000		Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	4,620
10,000		Host Marriott LP, Senior Notes, 6.750% due 6/1/16	8,225
		Ventas Realty LP/Ventas Capital Corp.:
10,000		8.750% due 5/1/09	10,050
10,000		6.750% due 6/1/10	10,000
10,000		Senior Notes, 6.750% due 4/1/17	9,500

		Total Real Estate Investment Trusts (REITs)	42,395

Thrifts & Mortgage Finance - 0.5%
		Countrywide Financial Corp.:
100,000		6.250% due 5/15/16	71,291
50,000		Medium-Term Notes, 5.800% due 6/7/12	42,271

		Total Thrifts & Mortgage Finance	113,562

		TOTAL FINANCIALS	6,342,047

HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
8,000	EUR	Fresenius Finance BV, 5.500% due 1/31/16 (a)	8,836

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Health Care Equipment & Supplies - 0.1% (continued)
13,000	EUR	Fresenius Medical Care Capital Trust V, 7.375% due 6/15/11	$17,924

		Total Health Care Equipment & Supplies	26,760

Health Care Providers & Services - 1.2%
10,000		AmerisourceBergen Corp., 5.875% due 9/15/15	9,045
10,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	9,550
20,000		DaVita Inc., Senior Notes, 6.625% due 3/15/13	19,100
		HCA Inc.:
50,000		Notes, 7.500% due 11/6/33	35,750
190,000		Senior Notes, 6.250% due 2/15/13	159,600
		Tenet Healthcare Corp., Senior Notes:
20,000		6.500% due 6/1/12	18,600
10,000		9.875% due 7/1/14	9,800

		Total Health Care Providers & Services	261,445

		TOTAL HEALTH CARE	288,205

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
5,000		DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	5,075
97,925		Systems 2001 Asset Trust, 6.664% due 9/15/13 (a)	95,330

		Total Aerospace & Defense	100,405

Building Products - 0.1%
20,000	EUR	Eco-Bat Finance PLC, 10.125% due 1/31/13 (a)	28,280

Commercial Services & Supplies - 1.3%
9,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
		9.500% due 2/15/13	8,820
275,000		Waste Management Inc., 6.875% due 5/15/09	275,825

		Total Commercial Services & Supplies	284,645

Industrial Conglomerates - 0.8%
		Tyco International Group SA:
100,000		Notes, 6.125% due 11/1/08	100,143
85,000		Senior Notes, 6.375% due 10/15/11	85,751

		Total Industrial Conglomerates	185,894

Road & Rail - 0.2%
10,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14	8,675
30,000		Kansas City Southern Railway, Senior Notes, 8.000% due 6/1/15	29,700

		Total Road & Rail	38,375

		TOTAL INDUSTRIALS	637,599

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.5%
110,000		Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	111,800
10,000		SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	9,050

		Total IT Services	120,850

Office Electronics - 0.1%
10,000		Xerox Corp., Senior Notes, 6.750% due 2/1/17	9,452

Semiconductors & Semiconductor Equipment - 0.0%
5,000		Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	3,475

		TOTAL INFORMATION TECHNOLOGY	133,777

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
MATERIALS - 1.4%
Containers & Packaging - 0.1%
10,000		Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	$9,300

Metals & Mining - 0.8%
30,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	29,594
70,000		Rio Tinto Finance Ltd., Notes, 6.500% due 7/15/18	66,309
10,000		Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	8,650
90,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	80,560

		Total Metals & Mining	185,113

Paper & Forest Products - 0.5%
101,000	EUR	Stora Enso Oyj, 5.125% due 6/23/14	120,460

		TOTAL MATERIALS	314,873

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
5,000		Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	3,775
14,000	GBP	France Telecom SA, 8.000% due 12/20/17	27,255
87,000	EUR	Koninklijke (Royal) KPN NV, 4.750% due 1/17/17	106,446
15,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	11,400
20,000		Qwest Capital Funding Inc., 7.750% due 2/15/31	14,700
4,000		Qwest Communications International Inc., Senior Notes, 6.304% due 2/15/09 (d)	3,970
95,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	153,341
25,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	23,187

		Total Diversified Telecommunication Services	344,074

Wireless Telecommunication Services - 0.7%
20,000		Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	13,208
5,000		Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	4,787
		Sprint Capital Corp.:
50,000		Global Notes, 7.625% due 1/30/11	45,523
100,000		Senior Notes, 8.375% due 3/15/12	90,065

		Total Wireless Telecommunication Services	153,583

		TOTAL TELECOMMUNICATION SERVICES	497,657

UTILITIES - 4.8%
Electric Utilities - 1.8%
40,000		Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	38,514
60,000		Exelon Corp., Bonds, 5.625% due 6/15/35	46,680
		FirstEnergy Corp., Notes:
190,000		6.450% due 11/15/11	191,039
60,000		7.375% due 11/15/31	55,933
100,000		Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	88,536

		Total Electric Utilities	420,702

Gas Utilities - 0.1%
15,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
		6.875% due 12/15/13	13,350

Independent Power Producers & Energy Traders - 1.5%
		AES Corp.:
41,000		Secured Notes, 8.750% due 5/15/13 (a)	41,410
		Senior Notes:
7,000		8.875% due 2/15/11	6,930
6,000		7.750% due 3/1/14	5,610
20,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	16,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Independent Power Producers & Energy Traders - 1.5% (continued)
10,000		Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	$8,850
20,000		Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(h)	17,000
20,000		NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	18,600
		TXU Corp., Senior Notes:
200,000		5.550% due 11/15/14	150,252
120,000		6.550% due 11/15/34	74,333

		Total Independent Power Producers & Energy Traders	339,085

Multi-Utilities - 1.4%
330,000		Pacific Gas & Electric Co., 3.600% due 3/1/09	327,376

		TOTAL UTILITIES	1,100,513

		TOTAL CORPORATE BONDS & NOTES (Cost - $15,251,734)	12,073,210

COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
280,012		GMAC Commercial Mortgage Securities Inc., STRIPS, 0.186% due 12/15/16 (a)(d) (Cost - $102,764)	165

MORTGAGE-BACKED SECURITIES - 38.5%
FHLMC - 4.5%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold (k):
92,798		6.500% due 8/1/29	96,084
643,940		5.500% due 11/1/37-12/1/37	641,174
300,000		5.000% due 10/14/38 (i)	292,266

		Total FHLMC	1,029,524

FNMA - 29.9%
		Federal National Mortgage Association (FNMA) (k):
60,900		6.500% due 7/1/29	63,048
624,416		5.000% due 6/1/35-12/1/35	609,902
647,818		6.000% due 8/1/36-3/1/37	657,007
488,686		5.500% due 1/1/37	487,826
5,100,000		5.000% due 10/14/38 (i)	4,970,108

		Total FNMA	6,787,891

GNMA - 4.1%
		Government National Mortgage Association (GNMA):
5,832		7.000% due 8/15/28	6,151
215,853		6.500% due 10/15/31	221,933
699,868		6.000% due 11/15/32-7/15/37	711,572

		Total GNMA	939,656

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,768,474)	8,757,071

SOVEREIGN BONDS - 8.5%
Germany - 3.6%
640,000	EUR	Bundesrepublik Deutschland, 4.000% due 1/4/37	815,490

Japan - 3.9%
		Government of Japan:
31,000,000	JPY	2.100% due 3/20/27	292,598
18,000,000	JPY	2.300% due 12/20/36	169,117
47,893,000	JPY	Bonds, 1.300% due 9/10/17	432,622

		Total Japan	894,337

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Mexico - 0.3%
65,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	$65,488

Russia - 0.7%
147,750	Russian Federation, 7.500% due 3/31/30 (a)	151,466

	TOTAL SOVEREIGN BONDS (Cost - $1,892,622)	1,926,781

SHORT-TERM INVESTMENTS - 13.6%
U.S. Government Agencies - 8.7%
	Federal Home Loan Bank (FHLB), Discount Notes:
800,000	2.815% due 1/2/09 (j)	794,203
400,000	2.166% due 1/20/09 (j)	396,541
400,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 2.329% due 1/23/09 (j)(k)	396,447
400,000	Federal National Mortgage Association (FNMA), Discount Notes, 2.339% due 1/20/09 (j)(k)	396,540

	Total U.S. Government Agencies (Cost - $1,985,816)	1,983,731

Repurchase Agreements - 4.9%
550,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 9/30/08, 0.250% due 10/1/08; Proceeds at maturity - $550,004; (Fully collateralized by U.S. government agency obligation, 3.375% due 3/5/10; Market value - $561,000)	550,000
557,000	Morgan Stanley repurchase agreement dated 9/30/08, 1.150% due 10/1/08; Proceeds at maturity - $557,018; (Fully collateralized by U.S. government agency obligation, 5.875% due 2/15/11; Market value - $568,140)	557,000

	Total Repurchase Agreements (Cost - $1,107,000)	1,107,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,092,816)	3,090,731

	TOTAL INVESTMENTS - 113.7% (Cost - $29,108,410#)	25,847,958
	Liabilities in Excess of Other Assets - (13.7)%	(3,112,057)

	TOTAL NET ASSETS - 100.0%	$22,735,901

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(g)	Subsequent to the reporting period, this security went into default.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Rate shown represents yield-to-maturity.

(k)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

Abbreviations used in this schedule:

EUR	— Euro
GBP	— British Pound
GMAC	— General Motors Acceptance Corp.
JPY	— Japanese Yen
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique, or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Notes to Schedule of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Credit and Market Risk. The Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market

Notes to Schedule of Investments (unaudited) (continued)

risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$25,847,958	—	$25,847,958	—
Other Financial Instruments*	459,697	25,532	434,165	—

Total	$26,307,655	$25,532	$26,282,123	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$16,163
Accrued Premiums/Discounts	—
Realized Gain (Loss)	1,166
Change in unrealized appreciation (depreciation)	(688)
Net purchases (sales)	(16,641)
Transfers in and/or out of Level 3	—

Balance as of September 30, 2008	—

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,217
Gross unrealized depreciation	(3,411,669)

Net unrealized depreciation	$(3,260,452)

At September 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Germany Federal Republic 10-Year Bonds	31	12/08	$5,010,763	$5,018,832	$8,069
U.K. Treasury Bonds	5	12/08	991,603	997,630	6,027

					$14,096

Contracts to Sell:
Germany Federal Republic 5-Year Bonds	2	12/08	$307,939	$308,727	$(788)
U.S. Treasury 5-Year Notes	32	12/08	3,576,450	3,591,500	(15,050)
U.S. Treasury 10-Year Notes	22	12/08	2,564,218	2,521,750	42,468

					$26,630

Net Unrealized Gain on Open Futures Contracts					$40,726

Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.

At September 30, 2008, the Fund held the following purchased options on futures:

Security	Number of Contracts	Strike Price	Expiration Date	Basis Value	Market Value	Unrealized Loss
Libor, Call	16	94.5GBP	3/18/09	$38,856	$23,662	$(15,194)

At September 30, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	1,866,077	$1,473,715	11/5/08	$(323,820)
Australian Dollar	1,050,829	829,882	11/5/08	(58,983)
British Pound	76,595	136,629	11/5/08	(14,992)
British Pound	238,610	425,628	11/5/08	(45,829)
Canadian Dollar	439,103	414,015	11/5/08	(22,940)
Canadian Dollar	205,375	193,641	11/5/08	(10,920)
Canadian Dollar	495,000	466,719	11/5/08	(22,547)
Danish Krone	1,256,539	237,753	11/5/08	(27,825)
Euro	6,441,828	9,092,860	11/5/08	(1,062,167)
Euro	4,974,213	7,021,271	11/5/08	(854,251)

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy: (Continued)
Euro	1,007,046	1,421,480	11/5/08	(158,021)
Euro	170,000	239,961	11/5/08	(12,117)
Euro	170,000	239,961	11/5/08	(10,249)
Euro	164,403	232,060	11/5/08	(7,940)
Euro	267,187	377,144	11/5/08	(12,856)
Euro	170,952	241,304	11/5/08	(8,696)
Euro	5,214,100	7,359,880	11/5/08	(171,106)
Euro	6,400,000	9,033,818	11/5/08	(212,422)
Japanese Yen	187,720,876	1,776,041	11/5/08	(1,619)
Japanese Yen	534,700,600	5,058,841	11/5/08	(4,419)
Japanese Yen	39,630,810	374,950	11/5/08	3,405
Norwegian Krone	3,000,000	508,868	11/5/08	(69,568)
Swedish Krona	790,000	113,885	11/5/08	(17,874)
Swedish Krona	13,507,217	1,947,172	11/5/08	(292,459)
South Korean Won	268,000,000	223,121	11/12/08	(39,856)

				$(3,460,071)

Contracts to Sell:
Australian Dollar	430,238	$339,776	11/5/08	$75,113
Australian Dollar	732,329	578,349	11/5/08	119,780
Australian Dollar	622,479	491,596	11/5/08	103,873
Australian Dollar	1,020,000	805,535	11/5/08	135,864
British Pound	124,000	221,189	11/5/08	25,479
British Pound	90,000	160,541	11/5/08	18,413
British Pound	864,332	1,541,782	11/5/08	167,313
Canadian Dollar	846,883	798,497	11/5/08	38,758
Danish Krone	1,500,000	283,818	11/5/08	30,805
Euro	1,072,412	1,513,745	11/5/08	185,491
Euro	1,056,150	1,490,792	11/5/08	183,127
Euro	5,214,100	7,359,880	11/5/08	828,239
Euro	7,782,394	10,985,115	11/5/08	1,232,233
Euro	6,441,828	9,092,860	11/5/08	215,324
Euro	5,210,000	7,354,092	11/5/08	170,971
Japanese Yen	14,951,881	141,461	11/5/08	(818)
Japanese Yen	276,801,897	2,618,843	11/5/08	(4,471)
Japanese Yen	234,061,355	2,214,472	11/5/08	(28,178)
Japanese Yen	49,770,000	470,878	11/5/08	(2,300)
New Turkish Lira	70,000	54,262	11/5/08	1,783
Norwegian Krone	2,766,430	469,249	11/5/08	72,095
Polish Zloty	370,265	153,289	11/5/08	24,591
Swedish Krona	3,010,000	433,915	11/5/08	71,330
Swedish Krona	10,806,561	1,557,851	11/5/08	229,421

				$3,894,236

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$434,165

At September 30, 2008, the Fund held TBA securities with a total cost of $5,313,160.

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date: November 25, 2008